6. Oil and Gas Property Interests (Tables)	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of oil and gas property interests
	Year Ended December 31,
	2012	2011

Balance, beginning of the year	$–	$116,748

Lease and acquisition costs	51,205	–
Geological and geophysical costs		–
Total costs for the year	51,205	–

Surrendered oil and gas property interests		(116,748)

Balance, end of the year	$51,205	$–

Schedule of the required payments and expenditures
Completed by:	Option Payment	Required Expenditures
May 26, 2013	$20,000	$100,000
May 26, 2014	40,000	200,000
May 26, 2015	80,000	400,000
May 26, 2016	120,000	600,000
May 26, 2017	120,000	600,000
Total	$380,000	$1,900,000